Basis of Preparation	9 Months Ended
Sep. 30, 2023
Basis of Preparation [Abstract]
Basis of Preparation	BASIS OF PREPARATION
The unaudited interim condensed consolidated financial statements of Legend and its subsidiaries (collectively referred to as the “Company”) for the nine months ended September 30, 2023 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting (“IAS34”) issued by the International Accounting Standards Board (the “IASB”).
The accounting policies and basis of preparation adopted in the preparation of these unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company financial statements for the year ended December 31, 2022. The Company has not early adopted any other standards, interpretation or amendments that have been issued but are not yet effective.
In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the nine months ended September 30, 2023 are not necessarily indicative of results to be expected for any other interim periods or for the year ended December 31, 2023. The condensed consolidated statement of financial position as of December 31, 2022 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by the IASB for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2022.